Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 4,067	$ 5,466
Repayments of borrowings	(3,998)	(4,342)
Amortized cost	93,311		$ 90,497
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	70,720	74,163
Proceeds from borrowings	3,502	5,296
Repayments of borrowings	(3,424)	(2,518)
Capitalization / (payment) of lease liabilities	182	188
Amortized cost	34	31
Unrealized foreign exchange effects	3,269	(791)
Current portion of long-term debt	(2,313)	(358)
(Gain)/Loss on bond redemption and other movements	8	(66)
Ending balance	71,979	75,944
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,449	3,987
Proceeds from borrowings	565	170
Repayments of borrowings	(574)	(1,824)
Capitalization / (payment) of lease liabilities	(335)	(360)
Amortized cost	1	1
Unrealized foreign exchange effects	156	(96)
Current portion of long-term debt	2,313	358
(Gain)/Loss on bond redemption and other movements	4	3
Ending balance	$ 3,578	$ 2,240